Fair Value of Financial Instruments - Summary of Changes in Balance Sheet for Financial Instruments Classified by Level 3 Fair Value Hierarchy (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	R$ 109,942
Fair value, Beginning balance	1,629	R$ 1,640
Fair value, Ending balance	434,169	465,581
Fair value, Beginning balance	76,504
Fair value, Ending balance	69,045	76,504
Fair value, Beginning balance	(79,505)
Fair value, Ending balance	(63,204)	(79,505)
Level 3 [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,968
Fair value, Beginning balance		34
Fair value, Beginning balance		1,719
Total gains or losses (realized / unrealized), Recognized in the result		5
Purchases		1,619
Settlements		(779)
Transfers in and / or out of Level		569
Fair value, Ending balance	1,563	1,968
Total gains or losses (realized / unrealized),Recognized in the result	(505)	(1,160)
Purchases	1,993	298
Settlements	(865)	(221)
Transfers in and / or out of Level	(1,028)	(116)
Fair value, Ending balance		1,968
Total Gains or Losses (Unrealized)	(434)	(700)
Fair value, Beginning balance	105	103
Total gains or losses (realized / unrealized), Recognized in the result	46	89
Purchases	327	193
Settlements	(284)	(234)
Transfers in and / or out of Level	(42)	(46)
Fair value, Ending balance	152	105
Total Gains or Losses (Unrealized)	56	51
Fair value, Beginning balance	(110)	(85)
Total gains or losses (realized / unrealized), Recognized in the result	72	(93)
Purchases	(233)	(130)
Settlements	148	177
Transfers in and / or out of Level	(2)	21
Fair value, Ending balance	(125)	(110)
Total Gains or Losses (Unrealized)	(24)	(90)
Level 3 [Member] | Swap [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	93	32
Total gains or losses (realized / unrealized), Recognized in the result	26	107
Purchases	56	10
Settlements	(43)	(11)
Transfers in and / or out of Level	(42)	(45)
Fair value, Ending balance	90	93
Total Gains or Losses (Unrealized)	90	91
Fair value, Beginning balance	(109)	(46)
Total gains or losses (realized / unrealized), Recognized in the result	8	(74)
Purchases	(30)	(12)
Settlements	22	1
Transfers in and / or out of Level	(2)	22
Fair value, Ending balance	(111)	(109)
Total Gains or Losses (Unrealized)	(46)	(90)
Level 3 [Member] | Options [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	12	71
Total gains or losses (realized / unrealized), Recognized in the result	20	(18)
Purchases	271	183
Settlements	(241)	(223)
Transfers in and / or out of Level		(1)
Fair value, Ending balance	62	12
Total Gains or Losses (Unrealized)	(34)	(40)
Fair value, Beginning balance	(1)	(39)
Total gains or losses (realized / unrealized), Recognized in the result	64	(19)
Purchases	(203)	(118)
Settlements	126	176
Transfers in and / or out of Level		(1)
Fair value, Ending balance	(14)	(1)
Total Gains or Losses (Unrealized)	22
Level 3 [Member] | Corporate securities [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,968
Fair value, Beginning balance		34
Fair value, Beginning balance		1,719
Total gains or losses (realized / unrealized), Recognized in the result		5
Purchases		1,619
Settlements		(779)
Transfers in and / or out of Level		569
Fair value, Ending balance	1,563	1,968
Total gains or losses (realized / unrealized),Recognized in the result	(505)	(1,160)
Purchases	1,993	298
Settlements	(865)	(221)
Transfers in and / or out of Level	(1,028)	(116)
Fair value, Ending balance		1,968
Total Gains or Losses (Unrealized)	(434)	(700)
Level 3 [Member] | Corporate securities [member] | Real estate receivables certificates [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	548
Fair value, Beginning balance		26
Fair value, Beginning balance		1,444
Purchases		263
Settlements		(433)
Fair value, Ending balance	3	548
Total gains or losses (realized / unrealized),Recognized in the result	(167)	(726)
Purchases	1,039
Settlements	(616)	(26)
Transfers in and / or out of Level	(801)
Fair value, Ending balance		548
Total Gains or Losses (Unrealized)		(14)
Level 3 [Member] | Corporate securities [member] | Debentures [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,350
Fair value, Beginning balance		225
Total gains or losses (realized / unrealized), Recognized in the result		(2)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		6
Purchases		1,050
Settlements		(272)
Transfers in and / or out of Level		716
Fair value, Ending balance	1,478	1,350
Total gains or losses (realized / unrealized),Recognized in the result	(313)	(369)
Purchases	855	50
Settlements	(211)	(54)
Transfers in and / or out of Level	(203)
Fair value, Ending balance		1,350
Total Gains or Losses (Unrealized)	(432)	(635)
Level 3 [Member] | Corporate securities [member] | Eurobonds and others [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance		7
Fair value, Beginning balance		8
Total gains or losses (realized / unrealized), Recognized in the result		7
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		(6)
Purchases		69
Settlements		(12)
Transfers in and / or out of Level		(58)
Fair value, Ending balance	8
Total gains or losses (realized / unrealized),Recognized in the result	(9)	(6)
Purchases	23	248
Settlements	(6)	(141)
Transfers in and / or out of Level		(116)
Total Gains or Losses (Unrealized)	(2)
Level 3 [Member] | Corporate securities [member] | Other [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance		30
Purchases		10
Settlements		(38)
Total gains or losses (realized / unrealized),Recognized in the result		(2)
Level 3 [Member] | Corporate securities [member] | Financial credit bills [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	6	13
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		(2)
Settlements		(5)
Fair value, Ending balance		6
Total gains or losses (realized / unrealized),Recognized in the result	(1)
Purchases	14
Transfers in and / or out of Level	(6)
Fair value, Ending balance	13	6
Level 3 [Member] | Corporate securities [member] | Rural product note [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	64
Purchases	62
Purchases		227
Settlements	(32)
Settlements		(19)
Transfers in and / or out of Level	(18)
Transfers in and / or out of Level		(89)
Fair value, Ending balance	61	64
Total gains or losses (realized / unrealized),Recognized in the result	R$ (15)	(55)
Fair value, Ending balance		64
Total Gains or Losses (Unrealized)		R$ (51)